Investment Securities (Contractual Maturities and Estimated Fair Values) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Debt Securities, Held-to-maturity, Maturity, Allocated and Single Maturity Date, Amortized Cost, Rolling Maturity [Abstract]
Due in one year or less, held-to-maturity debt securities amortized cost	$ 1,200,000
Due after one year through five years, held-to-maturity debt securities amortized cost	2,200,000
Amortized cost, held-to-maturity debt securities	3,400,000	$ 2,400,000
Debt Securities, Held-to-maturity, Maturity, Fair Value, Rolling Maturity [Abstract]
Due in one year or less, held-to-maturity debt securities, Estimated fair value	1,200,000
Due after one year through five years, held-to-maturity debt securities, Estimated fair value	2,200,000
Estimated fair value	3,400,000	2,400,000
Available-for-sale debt securities amortized cost disclosures
Due after five years through ten years, available-for-sale debt securities amortized cost	355,000
Due after ten years, available-for-sale debt securities amortized cost	47,342,000
Residential mortgage-backed securities, amortized cost	3,006,592,000
Amortized cost, Available-for-sale securities	3,054,289,000	3,376,070,000
Available for sale debt securities, Estimated Fair Value Disclosures
Due after five years through ten years, available-for-sale debt securities, Estimated Fair Value	356,000
Due after ten years, available-for-sale debt securities, Estimated Fair Value	50,458,000
Residential mortgage-backed securities, Estimated Fair Value	3,029,954,000
Estimated fair value, Available for sale securities	3,080,768,000	3,378,923,000
Available for sale debt securities, Estimated Fair Value Disclosures
Proceeds from sales and calls of available for sale securities	42,350,000	94,585,000	$ 38,175,000
Proceeds from sales and calls of available for sale securities	42,350,000	94,585,000	59,782,000
Proceeds from sales of mortgage-backed securities	0	0	0
Gross gains realized on sales	1,000	3,000	3,000
Gross losses realized on sales	6,000	$ 15,000	$ 144,000
Collateral Pledged
Available-for-sale debt securities amortized cost disclosures
Amortized cost, Available-for-sale securities	1,220,400,000
Available for sale debt securities, Estimated Fair Value Disclosures
Fair value of available for sale investment securities pledged	$ 1,224,268,000